NATURE OF OPERATIONS (Details Narrative)	Jan. 24, 2018 shares
MM Enterprises USA Class B Units [Member]
Business Acquisition [Line Items]
Shares received	217,184,382
M M Enterprises U S A [Member]
Business Acquisition [Line Items]
Shares received	217,184,382